SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Summary of share options activity

Weighted
Average
Exercise Price
Share Options	Shares*	Per Share*
Outstanding as of June 30, 2023	4,456	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2024	4,456	$148.50
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2024	4,456	$148.50

*Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.

Summary of status of options outstanding and exercisable

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price*	Number*	life (Years)	Price*	Number*	life (Years)
$148.50	4,456	0.08	$148.50	4,456	0.08
	4,456			4,456

*Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.

Summary of restricted shares granted

Restricted share grants	Shares*
Non-vested as of June 30, 2023	171,938
Granted	347,527
Vested	(141,526)
Non-vested as of June 30, 2024	377,939
Granted	—
Vested	—
Non-vested as of December 31, 2024	377,939

*Retrospectively restated for the 1-for-18 reverse share split on May 1, 2024.

Summary of outstanding restricted shares

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$18.72	30,412	0.16
$2.84	347,527	0.16
	377,939